Income tax (Details Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Income Taxes [Abstract]
Income tax and the current and deferred social contribution percentage	34000.00%
Percentage of the combined rate of the country where the company is domiciled	34.00%
Basic tax rate	15.00%
Additional tax percentage according to specific legislation	10.00%
Percentage of social contribution on taxable income	9.00%
Corporate income tax rate	34.00%
Unused tax losses for which no deferred tax asset recognised	R$ 106,408	R$ 39,231	R$ 24,560